Rule 24f-2 Notice
                            Colonial Trust VII
                              File #33-45117

1.   Colonial Trust VII
     One Financial Center
     Boston, MA 02111

2. Name of each series or class of funds for which this notice is filed:

     Colonial Newport Tiger Fund, Classes A, B, &C


3.   Investment Company Act File #                       811-6347

     Securities Act File Number #                        33-41559

4.   Last day of fiscal year for which this notice
     is filed:                                           12/31/97

5.   Calculation of registration fee:                    $0.00

(i)   Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):             $ 1,141,179,419.65

(ii)  Aggregate price of securities redeemed or
      repurchased during the fiscal year:                $ 1,335,878,819.82

(iii) Aggregate price of shares redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                                 $0.00

(iv)  Total available redemption credits:                $ 1,335,878,819.82

(v)   Net sales:                                         $0.00

(vi)  Redemption credits available for use in future
      years:                                             $   194,699,400.17

(vii) Multiplier for determining registration fee:       0.000295

(viii)Registration fee due:                              $0.00


6.   Prepaid Shares

     If the response to Item 5(i) was determined by
     deducting an amount of securities that were
     registered under the Securities Act of 1933
     pursuant to rule 24e-2 as in effect before
     October 11, 1997, then report the amount of
     securities(number of shares or other units)
     deducted here:                                      0
     If there is a number of shares or other units
     that were registered pursuant to rule 24e-2
     remaining unsold at the end of the fiscal year
     for which this form is filed that are available
     for use by the issuer in future fiscal years,
     then state that number here:                        0

7.   Interest due -- if this form is being filed more
     than 90 days after the end of the issuer's fiscal
     year:                                               0

8.   Total of the amount of the registration fee due
     plus any interest due:                              $0.00

9.   Date the registration fee and any interest payment
     was sent to the Commission's lockbox depository:    03/09/98

     Method of Payment:


     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.




                        By ________________________
                               Gail Knudsen
                              Vice President